Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue
Revenue, net	$ 38,023	$ 46,833	$ 35,806
Electric Motorcycles
Disaggregation of Revenue
Revenue, net	11,548	13,999	9,705
STACYC
Disaggregation of Revenue
Revenue, net	26,475	32,834	26,101
Electric motorcycles | Electric Motorcycles
Disaggregation of Revenue
Revenue, net	11,087	13,171	8,706
Parts, accessories and apparel | Electric Motorcycles
Disaggregation of Revenue
Revenue, net	461	828	999
Parts, accessories and apparel | STACYC
Disaggregation of Revenue
Revenue, net	3,610	3,165	2,971
Electric balance bikes | STACYC
Disaggregation of Revenue
Revenue, net	$ 22,865	$ 29,669	$ 23,130